Subsequent events (Details Narrative) - shares			2 Months Ended	6 Months Ended
	Aug. 29, 2024	May 15, 2023	Aug. 28, 2024	Jun. 30, 2024	Jul. 18, 2023
Common Stock [Member]
Subsequent Event [Line Items]
Reverse share split ratio		1-for-15
Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding				4,290,000	5,220,000
Number of shares exercised into ordinary shares				4,286,405
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Reverse share split ratio	on August 29, 2024 it will effect a reverse share split (“August 2024 Reverse Split”)_of the Company’s ordinary shares at the ratio of 1-for-12, such that each twelve (12) ordinary shares, par value NIS 0.15 per share, shall be consolidated into one (1) ordinary share, par value NIS 1.80 per share.
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares exercised into ordinary shares			438,333
Number of RSU shares			438,333
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding			930,000
Number of shares exercised into ordinary shares			927,245